Consolidated statements of changes in equity	USD ($) shares	Stock options USD ($)	Restricted share units USD ($) shares	Series C Shares USD ($)	Public Shares USD ($)	Share capital USD ($) shares	Share capital Restricted share units USD ($) shares	Share capital Series C Shares USD ($) shares	Share capital Public Shares USD ($) shares	Contributed surplus USD ($)	Contributed surplus Stock options USD ($)	Contributed surplus Restricted share units USD ($)	Accumulated deficit USD ($)	Accumulated other comprehensive loss USD ($)	Equity attributable to the Shareholders of Li-Cycle Holdings Corp. USD ($)	Equity attributable to the Shareholders of Li-Cycle Holdings Corp. Stock options USD ($)	Equity attributable to the Shareholders of Li-Cycle Holdings Corp. Restricted share units USD ($)	Non-controlling interest (Note 15) USD ($)
Shareholders' equity, beginning balance (in shares) at Oct. 31, 2020 | shares						83,361,291
Shareholders' equity, beginning balance at Oct. 31, 2020	$ 1,440,730					$ 15,441,600				$ 824,683			$ (14,528,941)	$ (296,612)	$ 1,440,730
Changes in equity [abstract]
Stock option expense		$ 702,932									$ 702,932					$ 702,932
Share issuance (in shares) | shares								11,220,218	0
Share issuance				$ 21,620,000	$ 0			$ 21,620,000							21,620,000
Shares issued for non-cash costs (in shares) | shares						478,920
Equity issued for non-cash costs	0					$ 455,055				(455,055)
Exercise of stock options (in shares) | shares						1,024,250
Exercise of stock options	169,105					$ 289,224				(120,119)					169,105
Exercise of warrants (in shares) | shares						0
Exercise of warrants	0					$ 0				0
Restricted Share Units Expense			$ 0									$ 0
Restricted Share Units settled in shares (in shares) | shares							0
Restricted share units settled			0				$ 0
Comprehensive loss	(21,590,783)												(21,590,783)		(21,590,783)
Shareholders' equity, ending balance (in shares) at Jul. 31, 2021 | shares						96,084,679
Shareholders' equity, ending balance at Jul. 31, 2021	2,341,984					$ 37,805,879				952,441			(36,119,724)	(296,612)	2,341,984
Shareholders' equity, beginning balance (in shares) at Oct. 31, 2020 | shares						83,361,291
Shareholders' equity, beginning balance at Oct. 31, 2020	1,440,730					$ 15,441,600				824,683			(14,528,941)	(296,612)	1,440,730
Changes in equity [abstract]
Share issuance (in shares) | shares								11,220,218	65,671,374
Share issuance								$ 21,620,000	$ 629,748,295
Shares issued for non-cash costs (in shares) | shares						478,920
Equity issued for non-cash costs						$ 455,055
Exercise of stock options (in shares) | shares						2,055,476
Exercise of stock options						$ 891,162
Restricted Share Units settled in shares (in shares) | shares							392,276
Restricted share units settled							$ 3,922,754
Shareholders' equity, ending balance (in shares) at Oct. 31, 2021 | shares						163,179,655
Shareholders' equity, ending balance at Oct. 31, 2021	433,721,034					$ 672,079,154				3,026,721			(241,088,229)	(296,612)	433,721,034			$ 0
Changes in equity [abstract]
Stock option expense	5,427,228									5,427,228					5,427,228
Share issuance (in shares) | shares						5,300,352
Share issuance	$ 49,698,756					$ 49,698,756									49,698,756
Exercise of stock options (in shares) | shares	1,251,547					1,183,352
Exercise of stock options	$ 0					$ 296,128				(296,128)
Exercise of warrants (in shares) | shares						5,712,222
Exercise of warrants	46,001,223					$ 46,001,223				0					46,001,223
Restricted Share Units Expense (in shares) | shares							0
Restricted Share Units Expense			$ 8,613,769				$ 0					8,613,769					$ 8,613,769
Restricted Share Units settled in shares (in shares) | shares			40,404				40,404
Increase (Decrease) Through Exercise Of Equity Instruments							$ 533,333					$ (533,333)
Non-controlling interest in subsidiary	330,000																	330,000
Comprehensive loss	(19,625,391)												(19,559,341)	0	(19,559,341)			(66,050)
Shareholders' equity, ending balance (in shares) at Jul. 31, 2022 | shares						175,415,985
Shareholders' equity, ending balance at Jul. 31, 2022	$ 524,166,619					$ 768,608,594				$ 16,238,257			$ (260,647,570)	$ (296,612)	$ 523,902,669			$ 263,950